Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful life is as follows:
In Years
Buildings	15 - 30
Technical equipment and machinery (1)	5 - 25
Dikes and evaporating ponds (2)	20 - 40
Other	3 - 10
(1) Mainly 25 years (2) Mainly 40 years
Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful life is as follows:

In Years
Concessions and mining rights – over the balance of the rights granted to the companies
Trademarks	15 - 20
Technology / patents	7 - 20
Customer relationships	15 - 25
Exploration and evaluation assets	8 - 10
Computer applications	3 - 10